Segment information - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Tennis [member]
Disclosure of operating segments [line items]
Description of sources of revenue or business activities	Retail activities and online business with main brands Tennis-Point and TennisPro; product portfolio comprises tennis supplies
Bike & Outdoor [member]
Disclosure of operating segments [line items]
Description of sources of revenue or business activities	Retail activities and online business through various brands; product portfolio comprises bikes and related services as well as outdoor products
Teamsport & Athleisure [member]
Disclosure of operating segments [line items]
Description of sources of revenue or business activities	Sale through the online shops StyleFile and OUTFITTER; focus is on offering and selling sports & street wear and sneakers as well as customizing of merchandise
Signa Sports United GmbH [Member]
Disclosure of operating segments [line items]
Percenatge of entity revenue	10.00%	10.00%